Loans and Related Allowance for Credit Losses, Payment Performance of Consumer Loan Modifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	$ 125	$ 47
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans modified, commitment to lend additional funds	499	233
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	3,095	791
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	2,901	688
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	129	95
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	65	8
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	187	91
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans modified during the period, subsequent default	212	280
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	1,422	1,219
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	993	804
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	249	188
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	180	227
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	7	9
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	568	760
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	349	460
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	126	120
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	93	180
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	180	82
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	854	459
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	644	344
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	123	68
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 87	$ 47